Commitments and contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Commitments and contingencies

14. Commitments and contingencies

From inception to date, the Company has not been a party to any legal proceedings, claims, or disputes arising in the ordinary course of business. As of March 31, 2026, the Company had no outstanding litigation, and there were no commitments or contingencies that management believes would have a material effect on the unaudited condensed consolidated financial statements.

15. Commitments and contingencies

From inception to date, the Company has not been a party to any legal proceedings, claims, or disputes arising in the ordinary course of business. As of June 30, 2025, the Company had no outstanding litigation, and there were no commitments or contingencies that management believes would have a material effect on the financial statements.